Asbestos - Asbestos Adjustments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Change in estimates:
Change in actuarial estimate - asbestos liability	$ (129.0)	$ (340.3)	$ (163.0)
Change in actuarial estimate - insurance receivable	16.6	31.2	27.9
Change in estimate - AICF claims-handling costs	1.1	0.9	5.9
Subtotal - Change in estimates	(111.3)	(308.2)	(129.2)
Recovery of Insurance Receivables		15.2	11.9
Gain on foreign currency exchange	144.7	97.2	0.2
Total Asbestos Adjustments	$ 33.4	$ (195.8)	$ (117.1)